Note 15 - Stock-Based Compensation Plans (Details) - Summary of CRSU Plan Activity	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2013
Summary of CRSU Plan Activity [Abstract]
Number of Units Outstanding		152,794
Weighted-Average Remaining Contractual Life (years)	1 year 6 months
Vested at January 31, 2015	660
Unvested at January 31, 2015	113,196
Unvested at January 31, 2015	1 year 6 months
Granted	68,439
Vested and settled in cash	(106,910)
Forfeited	(467)
Number of Units Outstanding	113,856	152,794